Schedule of Investments
October 31, 2023
Ranger Micro Cap Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 94.64%

Apparel Retailers - 2.36%
Boot Barn Holdings, Inc. (2)	1,840	127,880

Auto Parts - 2.12%
Stoneridge, Inc. (2)	7,063	114,915

Banks - 7.24%
Business First Bancshares, Inc.	8,440	164,918
Metropolitan Bank Holding Corp. (2)	3,735	121,051
Triumph Financial, Inc. (2)	1,715	106,759

		392,728

Biotechnology - 5.70%
ANI Pharmaceuticals, Inc. (2)	3,872	239,057
Avid Bioservices, Inc. (2)	11,381	69,993

		309,050

Cosmetics - 0.52%
e.l.f. Beauty, Inc. (2)	302	27,974

Electronic Equipment: Control and Filter - 1.52%
NAPCO Security Technologies, Inc.	4,490	82,481

Electronic Equipment: Gauges and Meters - 1.56%
Mesa Laboratories, Inc.	904	84,822

Electronic Equipment: Other - 2.43%
Allient, Inc.	4,773	131,735

Food Producers - 1.09%
Sovos Brands, Inc. (2)	2,735	59,377

Gas, Water & Multi-Utilities - 1.91%
Aris Water Solutions, Inc. Class A	12,443	103,899

Home Construction - 0.93%
Green Brick Partners, Inc. (2)	1,310	50,697

Medical Equipment - 13.55%
LeMaitre Vascular, Inc.	5,040	244,843
iRadimed Corp. (2)	5,650	230,181
InfuSystem Holdings, Inc. (2)	17,421	166,893
BioLife Solutions, Inc. (2)	9,219	93,112

		735,029

Medical Supplies - 7.91%
UFP Technologies, Inc. (2)	1,754	273,484
Utah Medical Products, Inc.	1,960	155,859

		429,343

Men's & Boys' Furnishings, Work Clothing, & Allied Garments - 0.95%
Oxford Industries, Inc.	610	51,484

Oil: Crude Producers - 6.12%
SilverBow Resources, Inc. (2)	5,087	173,467
Evolution Petroleum Corp., Inc.	24,650	158,500

		331,967

Oil Equipment and Services - 2.39%
Dril-Quip, Inc. (2)	5,996	129,873

Restaurants and Bars - 3.14%
Kura Sushi USA, Inc. Class A (2)	2,980	170,277

Semiconductors & Related Devices - 1.70%
NVE Corp.	1,355	92,140

Services-Membership Sports & Recreation Clubs - 3.36%
OneSpaWorld Holdings Ltd. (2)	17,410	182,457

Software - 16.41%
PDF Solutions, Inc. (2)	8,130	215,689
Mitek Systems, Inc. (2)	17,135	183,002
Model N, Inc. (2)	7,074	170,483
Simulations Plus, Inc.	4,371	154,165
American Software, Inc. Class A	12,196	133,790
CI&T, Inc. Class A (2)	7,270	33,442

		890,571

Specialty Retailers - 3.20%
America's Car-Mart, Inc. (2)	2,596	173,880

Telecommunications Equipment - 0.50%
Genasys, Inc. (2)	15,117	26,908

Transaction Processing Services - 5.54%
I3 Verticals, Inc. Class A (2)	11,276	211,425
Repay Holdings Corp. Class A (2)	14,880	89,131

		300,556

Wholesale-Machinery, Equipment & Supplies - 2.49%
AerSale Corp. (2)	8,830	135,011

Total Common Stocks	(Cost $ 6,094,860)	5,135,054

Short-Term Investment - 5.04%

First American Government Obligation Fund - Class Z 5.236% (3)	273,526	273,526

Total Short-Term Investment	(Cost $ 273,526)	273,526

Total Investments - 99.68%	(Cost $ 6,368,386)	5,408,580

Liabilities In Excess of Other Assets (0.32%)		17,288

Total Net Assets - 100.00%		5,425,868

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31,2023 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$5,408,580	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$5,408,580	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) The yield shown represents the 7-day yield in effect at October 31, 2023